SUPPLEMENT TO THE PROSPECTUS OF
GROWTH AND GUARANTEED INCOME ANNUITY
ISSUED BY EMPIRE FIDELITY INVESTMENTS
LIFE INSURANCE COMPANY® ("EFILI")

DATED APRIL 30, 2009

Growth and Guaranteed Income has not been available for sale since April 30, 2009.

EGMWB-09-02 July 22, 2009
1.892196.101